REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REGULATORY MATTERS [Abstract]
Undivided profits	$ 17,400
Components of regulatory capital [Abstract]
Total shareholders' equity	264,933	$ 248,980	$ 251,092	$ 250,371
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes	(5,999)	(9,108)
Intangible assets	(1,586)	(1,932)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	$ 312,163	$ 286,289
Actual, Ratio	15.16%	15.86%
Minimum for Adequately Capitalized Institutions, Amount	$ 164,782	$ 144,413
Minimum for Adequately Capitalized Institutions, Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 288,451	$ 265,405
Actual, Ratio	14.00%	14.70%
Minimum for Adequately Capitalized Institutions, Amount	$ 123,586	$ 108,309
Minimum for Adequately Capitalized Institutions, Ratio	6.00%	6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 255,934	$ 238,996
Actual, Ratio	12.43%	13.24%
Minimum for Adequately Capitalized Institutions, Amount	$ 92,690	$ 81,232
Minimum for Adequately Capitalized Institutions, Ratio	4.50%	4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	$ 288,451	$ 265,405
Actual, Ratio	10.57%	10.50%
Minimum for Adequately Capitalized Institutions, Amount	$ 109,209	$ 101,112
Minimum for Adequately Capitalized Institutions, Ratio	4.00%	4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	$ 264,933	$ 248,980
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes	201	3,310
Intangible assets	(1,269)	(1,159)
Disallowed deferred tax assets	(7,931)	(12,135)
Common equity tier 1 capital	255,934	238,996
Qualifying trust preferred securities	34,500	34,500
Disallowed deferred tax assets	(1,983)	(8,091)
Tier 1 capital	288,451	265,405
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	23,712	20,884
Total risk-based capital	312,163	286,289
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	$ 290,188	$ 270,855
Actual, Ratio	14.10%	15.02%
Minimum for Adequately Capitalized Institutions, Amount	$ 164,675	$ 144,223
Minimum for Adequately Capitalized Institutions, Ratio	8.00%	8.00%
Minimum for Well Capitalized Institutions, Amount	$ 205,843	$ 180,279
Minimum for Well-Capitalized Institutions, Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 266,476	$ 249,971
Actual, Ratio	12.95%	13.87%
Minimum for Adequately Capitalized Institutions, Amount	$ 123,506	$ 108,167
Minimum for Adequately Capitalized Institutions, Ratio	6.00%	6.00%
Minimum for Well-Capitalized Institutions, Amount	$ 164,675	$ 144,223
Minimum for Well Capitalized Institutions, Ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 266,476	$ 249,971
Actual, Ratio	12.95%	13.87%
Minimum for Adequately Capitalized Institutions, Amount	$ 92,630	$ 81,126
Minimum for Adequately Capitalized Institutions, Ratio	4.50%	4.50%
Minimum for Well-Capitalized Institutions, Amount	$ 133,798	$ 117,181
Minimum for Well Capitalized Institutions, Ratio	6.50%	6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	$ 266,476	$ 249,971
Actual, Ratio	9.78%	9.90%
Minimum for Adequately Capitalized Institutions, Amount	$ 109,041	$ 101,019
Minimum for Adequately Capitalized Institutions, Ratio	4.00%	4.00%
Minimum for Well-Capitalized Institutions, Amount	$ 136,301	$ 126,274
Minimum for Well-Capitalized Institutions, Ratio	5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	$ 269,481	$ 258,814
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes	201	3,310
Intangible assets	(1,269)	(1,159)
Disallowed deferred tax assets	(1,937)	(10,994)
Common equity tier 1 capital	266,476	249,971
Qualifying trust preferred securities	0	0
Disallowed deferred tax assets	0	0
Tier 1 capital	266,476	249,971
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	23,712	20,884
Total risk-based capital	$ 290,188	$ 270,855